Above / Below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total of Above market acquired charters	$ 66,597	$ 101,574
Total of Below market acquired charters	(53,531)	(65,923)
Above Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
2026	25,764
2027	7,451
2028	7,471
2029	7,451
2030	7,451
Thereafter	11,009
Total of Above market acquired charters	66,597	101,574	$ 73,969
Below Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
2026	(12,328)
2027	(12,328)
2028	(12,360)
2029	(11,907)
2030	(1,373)
Thereafter	(3,235)
Total of Below market acquired charters	$ (53,531)	$ (65,923)	$ (74,484)